Note 9 - Trade and Other Payables (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	As at Dec. 31, 2019	As at March 31, 2019
Commodity suppliers' payables	$275,653	$329,760
Accrued liabilities	62,407	112,039
Green provisions	71,205	151,992
Sales tax payable	17,935	22,969
Trade accounts payable	43,165	44,051
Payable for former joint venture partner	16,451	22,625
Accrued gas payable	7,558	12,937
Other payables	29,276	17,737
	$523,650	$714,110